Villere Equity Fund

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 93.1%
Administrative & Support Services: 4.5%
21,900	TTEC Holdings, Inc. [2]	$2,374,179

Amusement, Gambling & Recreation Industries: 4.7%
22,925	Caesars Entertainment, Inc. [1,2]	2,463,291

Broadcasting: 4.8%
58,670	ViacomCBS, Inc. - Class B	2,488,781

Chemical Manufacturing: 4.6%
20,320	Ligand Pharmaceuticals, Inc. [1,2]	2,391,664

Computer & Electronic Product Manufacturing: 9.2%
58,865	ON Semiconductor Corp. [1]	2,356,954
5,470	Roper Technologies, Inc.	2,461,555
		4,818,509
Credit Intermediation: 24.2%
18,650	Euronet Worldwide, Inc. [1]	2,790,786
67,890	First Hawaiian, Inc.	1,911,782
128,190	Kearny Financial Corp. [2]	1,680,571
71,455	Open Lending Corp. - Class A [1]	2,756,734
90,570	Paya Holdings, Inc. - Class A [1,2]	898,454
11,790	Visa, Inc. - Class A [2]	2,679,867
		12,718,194
Health Care Equipment Manufacturing: 17.0%
7,420	ABIOMED, Inc. [1]	2,111,584
10,490	STERIS PLC [2]	2,002,121
9,715	Stryker Corp.	2,479,948
5,740	Teleflex, Inc.	2,308,571
		8,902,224
Insurance Carriers & Related Activities: 12.9%
33,975	eHealth, Inc. [1,2]	2,216,869
31,610	Palomar Holdings, Inc. [1]	2,307,530
22,665	The Progressive Corp.	2,245,648
		6,770,047
Professional, Scientific & Technical Services: 2.5%
48,090	Ebix, Inc. [2]	1,317,666

Sporting & Recreation Goods: 6.1%
7,270	Pool Corp.	3,173,719

Truck Transportation: 2.6%
7,990	J.B. Hunt Transport Services, Inc.	1,370,605

TOTAL COMMON STOCKS
(Cost $33,000,119)		48,788,879

SHORT-TERM INVESTMENTS: 7.0%
Money Market Funds: 7.0%
3,680,623	Invesco Government & Agency Portfolio - Institutional Class, 0.026% [3]	3,680,623

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,680,623)		3,680,623

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 23.7%
Private Funds: 23.7%
12,439,845	Mount Vernon Liquid Assets Portfolio, 0.090% [3]	12,439,845

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $12,439,845)		12,439,845

TOTAL INVESTMENTS IN SECURITIES: 123.8%
(Cost $49,120,587)		64,909,347
Liabilities in Excess of Other Assets: (23.8)%		(12,464,838)
TOTAL NET ASSETS: 100.0%		$52,444,509

[1]	Non-income producing security.
[2]	This security or a poriton of this security was out on loan as of May 31, 2021. Total loaned securities had a value of $12,106,461 or 23.1% of net assets.
[3]	Annualized seven-day effective yield as of May 31, 2021.

Villere Equity Fund
Summary of Fair Value Exposure at May 31, 2021 (Unaudited)

The Villere Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2021. See Schedule of Investments for industry breakouts:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$48,788,879	$-	$-	$48,788,879
Short-Term Investments	-	3,680,623	-	-	3,680,623
Investments Purchased with Cash Proceeds from Securities Lending [1]	12,439,845	-	-	-	12,439,845
Total Investments in Securities	$12,439,845	$52,469,502	$-	$-	$64,909,347

[1] Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy.